Description of the Plan - Summary of Percentage of Compensation the Company Contributes (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
Under Age 36
EBP, Description of Plan [Line Items]
Contribution percentage	3.00%
36 - 40
EBP, Description of Plan [Line Items]
Contribution percentage	3.75%
41 - 45
EBP, Description of Plan [Line Items]
Contribution percentage	4.50%
46 - 50
EBP, Description of Plan [Line Items]
Contribution percentage	5.25%
51 - 55
EBP, Description of Plan [Line Items]
Contribution percentage	6.00%
56 - 60
EBP, Description of Plan [Line Items]
Contribution percentage	6.75%
Age 61 and Older
EBP, Description of Plan [Line Items]
Contribution percentage	7.50%